Description of Business (fuboTV Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fubo TV Pre-Merger [Member]
Description of Business

1. Description of Business

fuboTV Inc. (“fuboTV”, “the Company”, “we” or “us”) is an internet television service company headquartered in New York, NY. The Company originally incorporated in the state of Delaware on March 4, 2014 under the name S.C. Networks, Inc. before changing its name on March 8, 2016. The Company’s over-the-top (“OTT”) service offers subscribers access to live, recorded, and video-on-demand (“VOD”) broadcast and cable network content through the Company’s affiliate agreements with major media and entertainment companies. The Company’s primary source of revenue is monthly subscription fees with additional add-on video subscription packages available for purchase, (e.g., premium channels, additional DVR storage, and streaming on multiple devices). The Company offers its OTT service in the United States and Spain through its wholly owned subsidiary, Fubo TV Spain, S.L.

On March 19, 2020, the Company entered into that certain Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) dated as of March 19, 2020, by and among the Company, fuboTV Acquisition Corp. and FaceBank Group, Inc. (“FaceBank”), pursuant to which, on April 1, 2020, the Company became a wholly-owned subsidiary of FaceBank (the “Acquisition”). Refer to Note 13 for further details.

1. Description of Business

fuboTV Inc. (“fuboTV”, “the Company”, “we” or “us”) is an internet television service company headquartered in New York, NY. The Company originally incorporated in the state of Delaware on March 4, 2014 under the name S.C. Networks, Inc. before changing its name on March 8, 2016. The Company’s over-the-top (“OTT”) service offers subscribers access to live, recorded, and video-on-demand (“VOD”) broadcast and cable network content through the Company’s affiliate agreements with major media and entertainment companies. The Company’s primary source of revenue is monthly subscription fees with additional add-on video subscription packages available for purchase, (e.g., premium channels, additional DVR storage, and streaming on multiple devices). The Company offers it OTT service in the United States and Spain through its wholly owned subsidiary, Fubo TV Spain, S.L.